Eaton Vance
Tax-Managed Global Dividend Income Fund
July 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value
Aerospace & Defense — 1.3%
Safran SA	36,910	$ 8,108,855
		$ 8,108,855
Air Freight & Logistics — 0.3%
GXO Logistics, Inc.(1)	28,827	$ 1,613,735
		$ 1,613,735
Automobile Components — 0.6%
Pirelli & C SpA(2)	603,032	$ 3,775,150
		$ 3,775,150
Automobiles — 0.1%
Tesla, Inc.(1)	2,814	$ 653,045
		$ 653,045
Banks — 6.1%
Banco Santander SA	681,963	$ 3,289,890
Barclays PLC	776,597	2,322,262
HDFC Bank Ltd.	102,839	1,989,993
HSBC Holdings PLC	124,101	1,128,587
ING Groep NV	278,058	5,047,015
KBC Group NV	31,959	2,471,898
Powszechna Kasa Oszczednosci Bank Polski SA	583,043	8,664,850
Societe Generale SA	74,011	1,919,621
Toronto-Dominion Bank	25,557	1,509,189
Truist Financial Corp.	72,743	3,250,885
Wells Fargo & Co.	134,293	7,968,947
		$ 39,563,137
Beverages — 0.2%
Diageo PLC	25,056	$ 779,617
Pernod Ricard SA	5,458	730,319
		$ 1,509,936
Biotechnology — 0.3%
CSL Ltd.	7,939	$ 1,611,324
		$ 1,611,324
Broadline Retail — 2.7%
Amazon.com, Inc.(1)	94,906	$ 17,745,524
		$ 17,745,524
Security	Shares	Value
Capital Markets — 0.9%
Bank of New York Mellon Corp.	29,820	$ 1,940,387
Intercontinental Exchange, Inc.	24,326	3,686,849
		$ 5,627,236
Chemicals — 0.2%
Sika AG	5,209	$ 1,581,536
		$ 1,581,536
Construction Materials — 0.2%
CRH PLC	16,187	$ 1,387,226
		$ 1,387,226
Consumer Finance — 1.1%
Capital One Financial Corp.	20,435	$ 3,093,859
Discover Financial Services	28,386	4,087,300
		$ 7,181,159
Consumer Staples Distribution & Retail — 1.9%
Dollar Tree, Inc.(1)	21,179	$ 2,209,817
GrainCorp Ltd., Class A	647,758	3,827,224
Metcash Ltd.	2,702,151	6,472,933
		$ 12,509,974
Diversified Telecommunication Services — 4.1%
BT Group PLC	7,232,223	$ 13,115,646
Orange SA	411,677	4,568,489
Telefonica SA	1,137,339	5,151,280
Zegona Communications PLC(1)	754,249	3,375,509
		$ 26,210,924
Electric Utilities — 4.7%
Acciona SA	60,174	$ 7,801,169
Endesa SA	160,221	3,108,960
Enel SpA	1,706,131	12,180,366
Iberdrola SA	114,089	1,506,910
NextEra Energy, Inc.	15,758	1,203,754
Redeia Corp. SA	268,447	4,766,243
		$ 30,567,402
Electrical Equipment — 2.1%
AMETEK, Inc.	26,115	$ 4,530,430
Schneider Electric SE	37,208	8,968,437
		$ 13,498,867

Eaton Vance
Tax-Managed Global Dividend Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.5%
CDW Corp.	31,558	$ 6,883,116
Halma PLC	30,446	1,042,123
Keyence Corp.	4,038	1,765,656
		$ 9,690,895
Entertainment — 0.8%
Walt Disney Co.	58,137	$ 5,446,856
		$ 5,446,856
Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B(1)	20,400	$ 8,945,400
Fidelity National Information Services, Inc.	29,780	2,287,998
Visa, Inc., Class A	14,436	3,835,212
		$ 15,068,610
Food Products — 1.3%
Nestle SA	24,641	$ 2,495,951
Salmar ASA	106,368	6,119,863
		$ 8,615,814
Gas Utilities — 2.4%
Enagas SA	695,041	$ 10,420,023
Snam SpA	1,099,218	5,252,750
		$ 15,672,773
Ground Transportation — 0.4%
Union Pacific Corp.	10,772	$ 2,657,776
		$ 2,657,776
Health Care Equipment & Supplies — 2.9%
Alcon, Inc.	11,505	$ 1,089,345
Boston Scientific Corp.(1)	108,534	8,018,492
Coloplast AS, Class B	19,623	2,551,000
Intuitive Surgical, Inc.(1)	10,982	4,882,707
Straumann Holding AG	14,808	1,909,517
		$ 18,451,061
Health Care Providers & Services — 1.4%
Elevance Health, Inc.	15,380	$ 8,182,621
UnitedHealth Group, Inc.	1,792	1,032,479
		$ 9,215,100
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	41,402	$ 903,392
		$ 903,392
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.7%
Amadeus IT Group SA	22,958	$ 1,512,033
Compass Group PLC	135,838	4,183,132
InterContinental Hotels Group PLC	52,967	5,336,193
		$ 11,031,358
Household Products — 0.2%
Reckitt Benckiser Group PLC	24,476	$ 1,316,653
		$ 1,316,653
Industrial Conglomerates — 1.2%
Siemens AG	40,875	$ 7,484,089
		$ 7,484,089
Insurance — 4.6%
Ageas SA	64,024	$ 3,056,584
AIA Group Ltd.	335,190	2,242,038
Allstate Corp.	19,697	3,370,551
Arch Capital Group Ltd.(1)	8,222	787,503
Assurant, Inc.	19,713	3,447,212
AXA SA	86,307	3,030,222
Poste Italiane SpA(2)	613,253	8,301,939
RenaissanceRe Holdings Ltd.	12,358	2,865,944
Suncorp Group Ltd.	235,970	2,745,539
		$ 29,847,532
Interactive Media & Services — 3.9%
Alphabet, Inc., Class C	94,730	$ 16,402,500
Meta Platforms, Inc., Class A(3)	18,723	8,890,242
		$ 25,292,742
Life Sciences Tools & Services — 0.6%
Danaher Corp.	11,739	$ 3,252,642
Sartorius AG, PFC Shares	3,049	864,763
		$ 4,117,405
Machinery — 1.7%
Ingersoll Rand, Inc.	90,452	$ 9,081,381
Parker-Hannifin Corp.	2,125	1,192,465
Sandvik AB	20,700	423,766
		$ 10,697,612
Media — 0.9%
Publicis Groupe SA(1)	54,132	$ 5,651,188
		$ 5,651,188

Eaton Vance
Tax-Managed Global Dividend Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Metals & Mining — 1.7%
Acerinox SA	371,866	$ 3,907,379
Anglo American PLC	23,636	716,557
Rio Tinto Ltd.	52,508	4,034,825
Rio Tinto PLC	40,225	2,615,948
		$ 11,274,709
Multi-Utilities — 0.1%
CMS Energy Corp.	7,943	$ 514,706
		$ 514,706
Oil, Gas & Consumable Fuels — 5.6%
Chevron Corp.	37,727	$ 6,054,052
ConocoPhillips	20,542	2,284,270
EOG Resources, Inc.	114,956	14,576,421
OMV AG	107,704	4,506,346
Repsol SA	633,960	9,042,120
		$ 36,463,209
Pharmaceuticals — 10.7%
AstraZeneca PLC	16,755	$ 2,661,880
Eli Lilly & Co.	31,227	25,114,939
Novo Nordisk AS, Class B	164,839	21,839,995
Sanofi SA	138,832	14,312,534
Takeda Pharmaceutical Co. Ltd.	64,294	1,805,007
Zoetis, Inc.	17,880	3,219,115
		$ 68,953,470
Professional Services — 1.5%
Recruit Holdings Co. Ltd.	57,213	$ 3,280,782
RELX PLC	112,883	5,327,793
Verisk Analytics, Inc.	4,260	1,115,055
		$ 9,723,630
Residential REITs — 0.6%
Invitation Homes, Inc.	109,154	$ 3,849,862
		$ 3,849,862
Semiconductors & Semiconductor Equipment — 8.4%
ASML Holding NV	18,467	$ 17,195,941
Infineon Technologies AG	63,366	2,201,217
Micron Technology, Inc.	65,353	7,177,066
NVIDIA Corp.	159,480	18,662,350
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	52,860	8,764,188
		$ 54,000,762
Security	Shares	Value
Software — 5.4%
Adobe, Inc.(1)	6,702	$ 3,697,158
Intuit, Inc.	9,912	6,416,533
Microsoft Corp.(3)	60,019	25,108,949
		$ 35,222,640
Specialty Retail — 2.1%
Lowe's Cos., Inc.	17,778	$ 4,364,677
TJX Cos., Inc.	83,579	9,446,098
		$ 13,810,775
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	98,553	$ 21,886,650
		$ 21,886,650
Textiles, Apparel & Luxury Goods — 2.0%
Burberry Group PLC	801,087	$ 8,017,133
Cie Financiere Richemont SA, Class A	5,837	890,325
LVMH Moet Hennessy Louis Vuitton SE	5,535	3,904,180
		$ 12,811,638
Tobacco — 0.6%
British American Tobacco PLC	102,988	$ 3,654,120
		$ 3,654,120
Trading Companies & Distributors — 0.9%
Ashtead Group PLC	33,715	$ 2,433,124
IMCD NV	23,115	3,323,785
		$ 5,756,909
Wireless Telecommunication Services — 1.3%
Vodafone Group PLC	8,727,144	$ 8,166,420
		$ 8,166,420
Total Common Stocks (identified cost $391,773,387)		$640,395,386

Eaton Vance
Tax-Managed Global Dividend Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(4)	1,145,991	$ 1,145,991
Total Short-Term Investments (identified cost $1,145,991)		$ 1,145,991
Total Investments — 99.2% (identified cost $392,919,378)		$641,541,377
Other Assets, Less Liabilities — 0.8%		$ 5,003,537
Net Assets — 100.0%		$646,544,914
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $12,077,089 or 1.9% of the Fund's net assets.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	52.4%	$335,983,786
United Kingdom	9.8	62,860,192
Spain	7.9	50,506,007
Italy	4.6	29,510,205
France	4.3	27,912,874
Netherlands	4.0	25,566,741
Denmark	3.8	24,390,995
Australia	3.1	19,696,469
Germany	1.6	10,550,069
Taiwan	1.4	8,764,188
Poland	1.3	8,664,850
Japan	1.1	6,851,445
Norway	1.0	6,119,863
Belgium	0.9	5,528,482
Austria	0.7	4,506,346
Switzerland	0.7	4,381,378
Bermuda	0.4	2,865,944
Hong Kong	0.3	2,242,038
India	0.3	1,989,993
Canada	0.2	1,509,189
South Africa	0.1	716,557
Sweden	0.1	423,766
Total Investments	100.0%	$641,541,377

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	63,058,917	EUR	58,000,000	State Street Bank and Trust Company	8/30/24	$206,686	$ —
						$206,686	$—
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	221	Long	9/20/24	$ 61,415,900	$ 721,108
STOXX Europe 600 Index	(1,098)	Short	9/20/24	(30,872,304)	302,417
STOXX Europe 600 Utilities	(1,502)	Short	9/20/24	(31,803,678)	(1,231,948)
					$(208,423)

Eaton Vance
Tax-Managed Global Dividend Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

At July 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Affiliated Investments
At July 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,145,991, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,545,621	$98,570,676	$(100,970,306)	$ —	$ —	$1,145,991	$77,809	1,145,991
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 30,739,598	$ 40,028,532	$ —	$ 70,768,130
Consumer Discretionary	32,209,344	27,618,146	—	59,827,490
Consumer Staples	2,209,817	25,396,680	—	27,606,497
Energy	22,914,743	13,548,466	—	36,463,209
Financials	51,077,236	46,210,438	—	97,287,674

Eaton Vance
Tax-Managed Global Dividend Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Health Care	$ 53,702,995	$ 48,645,365	$ —	$102,348,360
Industrials	20,190,842	39,350,631	—	59,541,473
Information Technology	98,596,010	22,204,937	—	120,800,947
Materials	1,387,226	12,856,245	—	14,243,471
Real Estate	4,753,254	—	—	4,753,254
Utilities	1,718,460	45,036,421	—	46,754,881
Total Common Stocks	$319,499,525	$320,895,861*	$ —	$640,395,386
Short-Term Investments	$ 1,145,991	$ —	$ —	$ 1,145,991
Total Investments	$320,645,516	$320,895,861	$ —	$641,541,377
Forward Foreign Currency Exchange Contracts	$ —	$ 206,686	$ —	$ 206,686
Futures Contracts	1,023,525	—	—	1,023,525
Total	$321,669,041	$321,102,547	$ —	$642,771,588
Liability Description
Futures Contracts	$ (1,231,948)	$ —	$ —	$ (1,231,948)
Total	$ (1,231,948)	$ —	$ —	$ (1,231,948)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.